Changes In Preferred Stock, Common Stock And Treasury Stock (Detail)						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011	Dec. 31, 2012 Preferred Stock	Dec. 31, 2011 Preferred Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2012 Treasury Stock	Dec. 31, 2010 Treasury Stock
Stock Option Activity And Changes [Line Items]
Beginning Balance				2,600,000	2,600,000	43,800,000	42,900,000	42,500,000	300,000	200,000
Stock-based compensation						500,000	900,000	400,000	100,000	100,000
Sale of preferred stock	2,600,000	2,600,000	2,587,500		2,600,000
Ending Balance				2,600,000	2,600,000	44,300,000	43,800,000	42,900,000	400,000	300,000